UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

                Check here if Amendment [  ]; Amendment Number:
     This Amendment (check only one.)          [  ] is a restatement
                                               [  ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

                     STEWART WEST INDIES TRADING CO., LTD.
                      (D/B/A STEWART INVESTMENT ADVISERS)
                                     (Name)

                          2344 SPRUCE STREET, SUITE A
                            BOULDER, COLORADO 80302
                                   (Address)

                         Form 13F File Number: 28-10971

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Stephen  C.  Miller
Title:         Vice  President
Phone:         (303)  444-5483

Signature, Place, and Date of Signing:

_____/s/ Stephen C. Miller____     Boulder, Colorado         May 14, 2010
          (Signature)               (City,  State)             (Date)

Report Type (Check only one.):

[   ]     13F  HOLDINGS  REPORT.  (Check  here if all holdings of this reporting
          manager  are  reported  in  this     report).

[ X ]     13F NOTICE.  (Check here if no holdings  reported are in  this report,
          and all  holdings  are  reported  by    other  reporting  manager(s).)

[   ]     13F  COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number         Name

028-10970                    Boulder  Investment  Advisers,  L.L.C.